Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593	55.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35000%	June 15, 2016
Class A-2a Notes	$325,000,000.00	0.720%	March 15, 2018
Class A-2b Notes	$265,000,000.00	0.754%	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.160%	November 15, 2019
Class A-4 Notes	$132,590,000.00	1.580%	August 15, 2020
Class B Notes	$55,270,000.00	2.040%	October 15, 2020
Class C Notes	$36,850,000.00	2.210%	January 15, 2021
Class D Notes	$36,850,000.00	2.710%	November 15, 2021
Total	$1,879,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,004,749.48

Principal:
Principal Collections	$26,789,363.86
Prepayments in Full	$16,419,237.91
Liquidation Proceeds	$533,609.06
Recoveries	$60,424.67
Sub Total	$43,802,635.50
Collections	$46,807,384.98

Purchase Amounts:
Purchase Amounts Related to Principal	$452,039.99
Purchase Amounts Related to Interest	$2,854.67
Sub Total	$454,894.66

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,262,279.64

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	17
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$47,262,279.64
Servicing Fee	$842,729.81	$842,729.81	$0.00	$0.00	$46,419,549.83
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$46,419,549.83
Interest - Class A-2a Notes	$34,644.24	$34,644.24	$0.00	$0.00	$46,384,905.59
Interest - Class A-2b Notes	$31,566.21	$31,566.21	$0.00	$0.00	$46,353,339.38
Interest - Class A-3 Notes	$568,206.67	$568,206.67	$0.00	$0.00	$45,785,132.71
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$45,610,555.88
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,610,555.88
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$45,516,596.88
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,516,596.88
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$45,448,731.46
Third Priority Principal Payment	$27,235.61	$27,235.61	$0.00	$0.00	$45,421,495.85
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$45,338,276.27
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$45,338,276.27
Regular Principal Payment	$41,640,839.39	$41,640,839.39	$0.00	$0.00	$3,697,436.88
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,697,436.88
Residual Released to Depositor	$0.00	$3,697,436.88	$0.00	$0.00	$0.00
Total		$47,262,279.64

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$27,235.61
Regular Principal Payment					$41,640,839.39
Total					$41,668,075.00
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$22,952,753.17	$70.62	$34,644.24	$0.11	$22,987,397.41	$70.73
Class A-2b Notes	$18,715,321.83	$70.62	$31,566.21	$0.12	$18,746,888.04	$70.74
Class A-3 Notes	$0.00	$0.00	$568,206.67	$0.97	$568,206.67	$0.97
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$41,668,075.00	$22.17	$1,054,037.95	$0.56	$42,722,112.95	$22.73

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$57,740,406.85	0.1776628	$34,787,653.68	0.1070389
Class A-2b Notes	$47,080,639.45	0.1776628	$28,365,317.62	0.1070389
Class A-3 Notes	$587,800,000.00	1.0000000	$587,800,000.00	1.0000000
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$954,181,046.30	0.5077159	$912,512,971.30	0.4855445

Pool Information
Weighted Average APR	3.534%	3.529%
Weighted Average Remaining Term	42.05	41.21
Number of Receivables Outstanding	57,127	55,751
Pool Balance	$1,011,275,770.09	$966,521,996.82
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$959,643,192.29	$917,303,810.69
Pool Factor	0.5209008	0.4978484

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$14,497,829.95
Yield Supplement Overcollateralization Amount	$49,218,186.13
Targeted Overcollateralization Amount	$54,009,025.52
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$54,009,025.52

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	17
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		175	$559,522.45
(Recoveries)		73	$60,424.67
Net Loss for Current Collection Period			$499,097.78
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5922%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3846%
Second Prior Collection Period			0.7017%
Prior Collection Period			0.5363%
Current Collection Period			0.6056%
Four Month Average (Current and Prior Three Collection Periods)			0.5570%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,937	$7,098,019.10
(Cumulative Recoveries)			$606,654.77
Cumulative Net Loss for All Collection Periods			$6,491,364.33
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3344%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,416.76
Average Net Loss for Receivables that have experienced a Realized Loss			$2,210.20

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.30%	617	$12,597,884.98
61-90 Days Delinquent	0.20%	84	$1,961,443.35
91-120 Days Delinquent	0.04%	16	$357,948.91
Over 120 Days Delinquent	0.09%	36	$884,550.68
Total Delinquent Receivables	1.63%	753	$15,801,827.92

Repossession Inventory:
Repossessed in the Current Collection Period		44	$1,072,949.05
Total Repossessed Inventory		67	$1,678,527.26

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2406%
Prior Collection Period			0.2416%
Current Collection Period			0.2439%
Three Month Average			0.2420%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	17

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer